Segmented Information - Information by Reportable Segment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Revenue	$ 8,390	$ 8,301
Energy supply costs	2,495	2,361
Operating expenses	2,287	2,250
Depreciation and amortization	1,243	1,179
Operating income	2,365	2,511
Other income, net (Note 23)	60	116
Finance charges	974	914
Income tax expense	165	588
Net earnings	1,286	1,125
Non-controlling interests	120	97
Preference share dividends	66	65
Common equity shareholders	1,100	963
Goodwill	12,530	11,644	$ 12,364
Total assets	53,051	47,822
Capital expenditures	3,218	3,024
Inter-segment eliminations
Segment Reporting Information [Line Items]
Revenue	(10)	(12)
Energy supply costs	0	(1)
Operating expenses	(10)	(11)
Depreciation and amortization	0	0
Operating income	0	0
Other income, net (Note 23)	0	(1)
Finance charges	0	(1)
Income tax expense	0	0
Net earnings	0	0
Non-controlling interests	0	0
Preference share dividends	0	0
Common equity shareholders	0	0
Goodwill	0	0
Total assets	(73)	(107)
Capital expenditures	0	0
REGULATED | Operating segments
Segment Reporting Information [Line Items]
Revenue	8,216	8,086
Energy supply costs	2,493	2,360
Operating expenses	2,229	2,200
Depreciation and amortization	1,209	1,145
Operating income	2,285	2,381
Other income, net (Note 23)	69	88
Finance charges	780	721
Income tax expense	317	638
Net earnings	1,257	1,110
Non-controlling interests	93	71
Preference share dividends	0	0
Common equity shareholders	1,164	1,039
Goodwill	12,503	11,617
Total assets	51,519	46,248
Capital expenditures	3,167	3,003
REGULATED | Operating segments | ITC
Segment Reporting Information [Line Items]
Revenue	1,504	1,575
Energy supply costs	0	0
Operating expenses	448	433
Depreciation and amortization	234	220
Operating income	822	922
Other income, net (Note 23)	40	37
Finance charges	285	259
Income tax expense	139	371
Net earnings	438	329
Non-controlling interests	77	57
Preference share dividends	0	0
Common equity shareholders	361	272
Goodwill	8,369	7,698
Total assets	19,798	17,581
Capital expenditures	998	982
REGULATED | Operating segments | UNS Energy
Segment Reporting Information [Line Items]
Revenue	2,202	2,080
Energy supply costs	868	711
Operating expenses	609	609
Depreciation and amortization	272	260
Operating income	453	500
Other income, net (Note 23)	10	19
Finance charges	104	101
Income tax expense	66	148
Net earnings	293	270
Non-controlling interests	0	0
Preference share dividends	0	0
Common equity shareholders	293	270
Goodwill	1,884	1,733
Total assets	10,182	8,596
Capital expenditures	599	534
REGULATED | Operating segments | Central Hudson
Segment Reporting Information [Line Items]
Revenue	924	872
Energy supply costs	315	260
Operating expenses	410	399
Depreciation and amortization	71	65
Operating income	128	148
Other income, net (Note 23)	7	5
Finance charges	41	41
Income tax expense	20	42
Net earnings	74	70
Non-controlling interests	0	0
Preference share dividends	0	0
Common equity shareholders	74	70
Goodwill	615	566
Total assets	3,670	3,188
Capital expenditures	245	220
REGULATED | Operating segments | FortisBC Energy
Segment Reporting Information [Line Items]
Revenue	1,187	1,198
Energy supply costs	322	411
Operating expenses	308	300
Depreciation and amortization	219	198
Operating income	338	289
Other income, net (Note 23)	7	22
Finance charges	134	116
Income tax expense	55	40
Net earnings	156	155
Non-controlling interests	1	1
Preference share dividends	0	0
Common equity shareholders	155	154
Goodwill	913	913
Total assets	6,815	6,418
Capital expenditures	486	446
REGULATED | Operating segments | FortisAlberta
Segment Reporting Information [Line Items]
Revenue	579	600
Energy supply costs	0	0
Operating expenses	167	198
Depreciation and amortization	192	190
Operating income	220	212
Other income, net (Note 23)	1	2
Finance charges	100	93
Income tax expense	1	1
Net earnings	120	120
Non-controlling interests	0	0
Preference share dividends	0	0
Common equity shareholders	120	120
Goodwill	227	227
Total assets	4,691	4,454
Capital expenditures	433	414
REGULATED | Operating segments | FortisBC Electric
Segment Reporting Information [Line Items]
Revenue	408	398
Energy supply costs	135	142
Operating expenses	105	90
Depreciation and amortization	61	62
Operating income	107	104
Other income, net (Note 23)	3	2
Finance charges	40	37
Income tax expense	14	14
Net earnings	56	55
Non-controlling interests	0	0
Preference share dividends	0	0
Common equity shareholders	56	55
Goodwill	235	235
Total assets	2,244	2,197
Capital expenditures	106	105
REGULATED | Operating segments | Other Electric
Segment Reporting Information [Line Items]
Revenue	1,412	1,363
Energy supply costs	853	836
Operating expenses	182	171
Depreciation and amortization	160	150
Operating income	217	206
Other income, net (Note 23)	1	1
Finance charges	76	74
Income tax expense	22	22
Net earnings	120	111
Non-controlling interests	15	13
Preference share dividends	0	0
Common equity shareholders	105	98
Goodwill	260	245
Total assets	4,119	3,814
Capital expenditures	300	302
NON-REGULATED | Operating segments | Energy Infra-structure
Segment Reporting Information [Line Items]
Revenue	184	226
Energy supply costs	2	2
Operating expenses	40	49
Depreciation and amortization	32	32
Operating income	110	143
Other income, net (Note 23)	1	1
Finance charges	6	5
Income tax expense	6	19
Net earnings	99	120
Non-controlling interests	27	26
Preference share dividends	0	0
Common equity shareholders	72	94
Goodwill	27	27
Total assets	1,478	1,605
Capital expenditures	44	21
NON-REGULATED | Operating segments | Corporate and Other
Segment Reporting Information [Line Items]
Revenue	0	1
Energy supply costs	0	0
Operating expenses	28	12
Depreciation and amortization	2	2
Operating income	(30)	(13)
Other income, net (Note 23)	(10)	28
Finance charges	188	189
Income tax expense	(158)	(69)
Net earnings	(70)	(105)
Non-controlling interests	0	0
Preference share dividends	66	65
Common equity shareholders	(136)	(170)
Goodwill	0	0
Total assets	127	76
Capital expenditures	$ 7	$ 0